N-2	Mar. 21, 2025
Cover [Abstract]
Entity Central Index Key	0001890107
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	First Eagle Private Credit Fund
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	698-3300
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
Contact Personnel Name	David P. O’Connor